ACCOUNTING POLICIES AND GOING CONCERN	6 Months Ended
Jun. 30, 2024
ACCOUNTING POLICIES AND GOING CONCERN
Accounting policies and going concern	NOTE 1 - ACCOUNTING POLICIES AND GOING CONCERN
General Information
The information for the year ended 31 December 2023 does not constitute statutory accounts as defined in section 434 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The Auditor's Report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act
2006.
The interim report for the period 01 January-30 June 2024 is unaudited.
Significant Accounting Policies
The interim report for the period 01 January-30 June 2024 is presented in accordance with IAS 34
"Interim Financial Reporting" (“IAS 34”) as adopted in the UK. The interim financial statements are also prepared in accordance with IAS 34 as issued by the International Accounting Standards Board (“IASB”)
and IAS 34 as adopted by the EU, as applied to financial periods beginning on or after 01 January 2024 and the additional Danish disclosure requirements for interim reports of listed companies.
TORM has implemented the following standards and amendments issued by the IASB and adopted by the
UK and the EU in the consolidated financial statements for 2024:
•Amendments to IAS 1 Presentation of Financial Statements
•Amendments to IFRS 16 Lease Liability in a Sale and Leaseback
•Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements
For the new standards and amendments, it is assessed that application of these effective on 01 January
2024 has not had any material impact on the consolidated financial statements in 2024. The interim report has been prepared using the same accounting policies and methods of computation as in the
Annual Report 2023.
As part of Pillar Two income taxes implementation, the Group has prepared a preliminary Transitional
Country-by-Country Reporting (CbCR) Safe Harbor assessment. The Group expects to be eligible for the
Transitional CbCR Safe Harbor in the majority of jurisdictions in which the Group is present during fiscal year 2024. At 30 June 2024, there are no indications that the top-up tax will have material impact to the
Group in 2024.
For critical estimates and judgements, please refer to the Annual Report 2023, pages 153-154.
NOTE 1 - continued
Going Concern
TORM monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding, second-hand vessels and loan commitments, and to monitor compliance with the financial covenants within its loan facilities. As of 30 June 2024,
TORM’s available liquidity including undrawn facilities was USD 690.4m, including a total cash position of
USD 532.4m (including restricted cash of USD 5.3m). TORM’s net interest-bearing debt was
USD 737.4m, and the net debt loan-to-value ratio was 20.4%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.
The sensitivity calculation is similar to those applied in connection with covenant testing in the Annual
Report. The principal risks and uncertainties facing TORM are set out on page 82 and onwards in the
2023 Annual Report. A key element for TORM’s financial performance in the going concern period relates to the increased geopolitical risk following Russia’s invasion of Ukraine in February 2022 and the associated effects on the product tanker market. The changed geopolitical situation has so far been positive for the product tanker market. TORM also closely monitors the development of the conflict between Hamas and Israel including related conflicts in the rest of the Middle East region and the potential effects on the product tanker market. In the base case, TORM has sufficient liquidity and headroom for all the covenant limits.
The Board of Directors has considered TORM’s cash flow forecasts and the expected compliance with
TORM’s financial covenants for a period of not less than 12 months from the date of approval of this interim report. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, TORM will be able to continue in operational existence and comply with its financial covenants for the next 12 months.
Accordingly, TORM continues to adopt the going concern basis in preparing its financial statements.